Organization and Description of Business (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
Organization and Description of Business
Accumulated deficit		$ 86,751			$ 86,751	$ 32,056	$ 32,056
Net loss		34,025	$ 925	$ 8,744	43,617	25,738	25,738
Cash and cash equivalents		$ 112,800			112,800	$ 1,600	$ 1,600
Proceeds from issuance of ordinary shares upon closing of business combination					56,683
Aggregate purchase price	$ 79,900				$ 63,846